Summary of Significant Accounting Policies: (Details)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member] | Maximum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	15 years
Land Improvements [Member] | Minimum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	5 years
Buildings [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	40 years
Furniture and equipment [Member] | Maximum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	15 years
Furniture and equipment [Member] | Minimum [Member]
Schedule of useful life of property, plant and equipment
Useful lives of property, plant and equipment	5 years